CONVERTIBLE DEBT AND NOTES PAYABLE - Future payments of principal as of December 31, 2020 (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Future payments of principal
2021	$ 25,282	$ 246
2022	237	246
2023	113	202
2024 and thereafter		64
Total future payments	$ 25,830	$ 758